Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - Other Noncurrent Assets [Member] - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Non Current Assets [Line Items]
Long-term restricted cash	[1]		$ 1,714
Long-term receivable	[2]	1,467	1,467
Long-term lease deposits		194	194
Purchased educational content		900
Others		13	23
Sub-total		2,574	3,398
Less: allowance for doubtful accounts		(769)	(769)
Total		$ 1,805	$ 2,629

[1]	It includes cash in collateral bank accounts for the issuance of letters of credit in US$.
[2]	Long-term receivables related to BSC and expected to be collected 60% of the total value by the end of the year 2025, and the remaining 40% will be due by the end of the year 2026.